RESTRICTED CASH AND SHORT-TERM DEPOSITS (Details) - USD ($) shares in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 19, 2017	Nov. 30, 2015	Jul. 31, 2013
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits		$ 188,289,000	$ 486,426,000
Less: Amounts included in current restricted cash and short-term deposits		(111,545,000)	(332,033,000)
Long-term restricted cash		$ 76,744,000	154,393,000
Stock repurchased during period (in shares)		1.5
Minimum consolidated cash balances		$ 50,000,000.0
Hilli
Restricted Cash and Cash Equivalents Items [Line Items]
Letter of credit available to project partner		250,000,000.0			$ 300,000,000	$ 400,000,000
GoFLNG Hilli Facility - Contractual Amendment
Restricted Cash and Cash Equivalents Items [Line Items]
Letter of credit available to project partner		125,000,000.0
Equity Swap
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits		55,573,000	82,863,000
Bank Guarantee
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits		0	691,000
Bank Guarantee | Hilli
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits		75,968,000	174,597,000	$ 174,600,000		$ 305,000,000.0
Bank Guarantee | GoFLNG Hilli Facility - Contractual Amendment
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits			76,000,000.0
Variable Interest Entity, Primary Beneficiary
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits		34,947,000	176,428,000
Line of Credit
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits		10,975,000	17,657,000
Line of Credit | Margin Loan Facility
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits		10,000,000	33,413,000
Office Lease
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits		826,000	$ 777,000
Share Repurchase Forward Swap
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits		$ 55,600,000
Collateral required under share repurchase agreement, percentage of total purchase price		20.00%
Secured Debt | Line of Credit | $1.125 billion newbuild facility
Restricted Cash and Cash Equivalents Items [Line Items]
Maximum borrowing capacity		$ 1,125,000,000					$ 1,125,000,000
Equity Swap
Restricted Cash and Cash Equivalents Items [Line Items]
Stock repurchased during period (in shares)	1.5
Derivative liability, fair value of collateral	$ 54,700,000